Annual Fund Operating Expenses - The Investment House Growth Fund - The Investment House Growth Fund	Nov. 19, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.41%